Investments Accounted for Using the Equity Method - Summary of Investments Accounted for Using the Equity Method (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Investments in subsidiaries, joint ventures and associates [abstract]
Associates	¥ 131,636	¥ 123,255
Joint ventures	863	784
Investments accounted for using equity method	¥ 132,499	¥ 124,039